UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment / /; Amendment Number:  _______

      This Amendment (Check only one): / /   is a restatement.
                                       / /   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Newcastle Partners, L.P.
Address:    300 Crescent Court, Suite 1110
            Dallas, Texas 75201

Form 13F File Number: 28-_____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark E. Schwarz
Title:      Managing Member of General Partner of General Partner
Phone:      (214) 661-7474

Signature, Place, and Date of Signing:

/s/ Mark E. Schwarz, Dallas, Texas, February 14, 2005


Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        1
                                               ____________

Form 13F Information Table Entry Total:                  39
                                               ____________

Form 13F Information Table Value Total:        $    255,470
                                               ____________
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


          No.        Form 13F File Number       Name

          1          28-_______________         Mark E. Schwarz

                                                 FORM 13F INFORMATION TABLE


   COLUMN 1                  COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
   --------                  --------  --------  --------        --------           --------    --------           --------
                                                                                                              VOTING  AUTHORITY
                             TITLE OF             VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS      CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----      -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----

AMERICA SVC GROUP INC        COM       02364L109      402     15,000  SH            OTHER            1       0          15,000  0

AMERICAN LOCKER GROUP        COM       027284108      437     29,597  SH            OTHER            1       0          29,597  0

APPLIED SIGNAL TECHNOLOGY    COM       038237103    1,047     29,699  SH            OTHER            1       0          29,699  0
 IN

AVIALL INC NEW               COM       05366B102    2,692    117,200  SH            OTHER            1       0         117,200  0

BELL INDS INC                COM       078107109    1,319    404,599  SH            OTHER            1       0         404,599  0

BELO CORP                    COM       080555105   26,936  1,026,500  SH            OTHER            1       0       1,026,500  0
                             SER A

BERKSHIRE HATHAWAY INC DEL   CL A      084670108    3,516         40  SH            OTHER            1       0              40  0

BERKSHIRE HATHAWAY INC DEL   CL B      084670207      391        133  SH            OTHER            1       0             133  0

CATALINA MARKETING CORP      COM       148867104   38,925  1,313,700  SH            OTHER            1       0       1,313,700  0

COINSTAR INC                 COM       19259P300    1,404     52,300  SH            OTHER            1       0          52,300  0

COTTON STS LIFE INS CO       COM       221774102    7,843    387,858  SH            OTHER            1       0         387,858  0

CRONOS GROUP S A             SHS       L20708100      981     95,000  SH            OTHER            1       0          95,000  0

CROSS A T CO                 CL A      227478104      743    150,000  SH            OTHER            1       0         150,000  0

DATASCOPE CORP               COM       238113104      306      7,700  SH            OTHER            1       0           7,700  0

DAVE & BUSTERS INC           COM       23833N104    7,654    378,900  SH            OTHER            1       0         378,900  0

FEDERAL SIGNAL CORP          COM       313855108    7,490    424,100  SH            OTHER            1       0         424,100  0

GENCORP INC                  COM       368682100      227     12,200  SH            OTHER            1       0          12,200  0

HALLMARK FINL SVCS INC EC    COM       40624Q104   27,694 23,078,268  SH            OTHER            1       0      23,078,268  0

HONEYWELL INTL INC           COM       438516106      709     20,000  SH            OTHER            1       0          20,000  0

LIBERTY MEDIA CORP NEW       COM       530718105    2,840    258,600  SH            OTHER            1       0         258,600  0
                             SER A





LIBERTY MEDIA INTL INC       COM       530719103      720     15,575  SH            OTHER            1       0          15,575  0
                             SER A

M&F WORLDWIDE CORP           COM       552541104    3,591    263,600  SH            OTHER            1       0         263,600  0

MARSH & MCLENNAN COS INC     COM       571748102    2,840     86,300  SH            OTHER            1       0          86,300  0

NASHUA CORP                  COM       631226107    5,762    507,199  SH            OTHER            1       0         507,199  0

OBIE MEDIA CORP              COM       674391107      735    106,420  SH            OTHER            1       0         106,420  0

PIZZA INN INC NEW            COM       725848105   10,338  3,627,130  SH            OTHER            1       0       3,627,130  0

PLAYBOY ENTERPRISES INC      CL B      728117300    1,199     97,500  SH            OTHER            1       0          97,500  0

PLAYTEX PRODS INC            COM       72813P100      982    122,800  SH            OTHER            1       0         122,800  0

RAYTECH CORP DEL             COM       755103108      340    184,900  SH            OTHER            1       0         184,900  0

SL INDS INC                  COM       784413106    3,076    217,349  SH            OTHER            1       0         217,349  0

SENSIENT TECHNOLOGIES COMP   COM       81725T100    8,421    351,000  SH            OTHER            1       0         351,000  0
                             NEW

TXU CORP                     COM       873168108    5,327     82,500  SH            OTHER            1       0          82,500  0

TOTAL ENTMT                  COM       89150E100    1,355    113,600  SH            OTHER            1       0         113,600  0
 RESTAURANT CORP

UNIFIRST CORP MASS           COM       904708104    1,299     45,900  SH            OTHER            1       0          45,900  0

UNISOURCE ENERGY CORP        COM       909205106   18,083    750,000  SH            OTHER            1       0         750,000  0

UNUMPROVIDENT CORP           COM       91529Y106   44,333  2,471,200  SH            OTHER            1       0       2,471,200  0

VALUEVISION MEDIA INC        CL A      92047K107      222     15,900  SH            OTHER            1       0          15,900  0

WATER PIK TECHNOLOGIES INC   COM       94113U100    3,820    215,400  SH            OTHER            1       0         215,400  0

WHITEHALL JEWELLERS INC      COM       965063100    9,471  1,185,300  SH            OTHER            1       0       1,185,300  0

